Revenue (Tables)	12 Months Ended
Dec. 31, 2022
Revenue
Schedule of receivables and contract liabilities from contracts with customers

	December 31, 2022	December 31, 2021
Receivables	0	150
Contract liabilities	10,331	51,633

Schedule of disaggregation of revenue

	2022	2021	2020
Major service lines:
Collaboration revenue	41,198	39,301	27,755
Service revenue	155	1,065	605
	41,353	40,366	28,360

Timing on revenue recognition:
Point in time	0	490	9,180
Over time	41,353	39,876	19,180
	41,353	40,366	28,360